STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited partners [Member]	General partner [Member]	Series 15 [Member]	Series 15 [Member] Limited partners [Member]	Series 15 [Member] General partner [Member]	Series 16 [Member]	Series 16 [Member] Limited partners [Member]	Series 16 [Member] General partner [Member]	Series 17 [Member]	Series 17 [Member] Limited partners [Member]	Series 17 [Member] General partner [Member]	Series 18 [Member]	Series 18 [Member] Limited partners [Member]	Series 18 [Member] General partner [Member]	Series 19 [Member]	Series 19 [Member] Limited partners [Member]	Series 19 [Member] General partner [Member]
Partners’ capital (deficit) at Mar. 31, 2016	$ (13,627,514)	$ (11,735,510)	$ (1,892,004)	$ (2,900,287)	$ (2,549,095)	$ (351,192)	$ (7,810,224)	$ (7,265,514)	$ (544,710)	$ 616,006	$ 982,053	$ (366,047)	$ (3,809,905)	$ (3,461,578)	$ (348,327)	$ 276,896	$ 558,624	$ (281,728)
Net income (loss)	(265,827)	(263,169)	(2,658)	(80,612)	(79,806)	(806)	112,314	111,191	1,123	(78,112)	(77,331)	(781)	(124,922)	(123,673)	(1,249)	(94,495)	(93,550)	(945)
Partners’ capital (deficit) at Mar. 31, 2017	(13,893,341)	(11,998,679)	(1,894,662)	(2,980,899)	(2,628,901)	(351,998)	(7,697,910)	(7,154,323)	(543,587)	537,894	904,722	(366,828)	(3,934,827)	(3,585,251)	(349,576)	182,401	465,074	(282,673)
Net income (loss)	757,782	750,205	7,577	190,537	188,632	1,905	125,865	124,606	1,259	(9,461)	(9,366)	(95)	452,236	447,714	4,522	(1,395)	(1,381)	(14)
Partners’ capital (deficit) at Mar. 31, 2018	$ (13,135,559)	$ (11,248,474)	$ (1,887,085)	$ (2,790,362)	$ (2,440,269)	$ (350,093)	$ (7,572,045)	$ (7,029,717)	$ (542,328)	$ 528,433	$ 895,356	$ (366,923)	$ (3,482,591)	$ (3,137,537)	$ (345,054)	$ 181,006	$ 463,693	$ (282,687)